Restricted Net Assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Restricted net assets	$ 11,316,561	$ 12,284,878
Retained earnings	36,653,460	41,556,125
Consolidated net assets	$ 11,316,561	$ 12,284,878
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Percentage of statutory surplus reserve after tax net income	50.00%